Other accounts receivable and other assets, net, and other accounts payable, provisions and other liabilities - Summary of future effect of current cash flow hedges (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about hedges [line items]
Consolidated statement of income – Income (expense)	S/ (37,108)	S/ (22,758)
Not later than one year [member]
Disclosure of detailed information about hedges [line items]
Consolidated statement of income – Income (expense)	(1,123)	(2,891)
Later than one year and not later than three years [member]
Disclosure of detailed information about hedges [line items]
Consolidated statement of income – Income (expense)	(15,653)	(492)
Later than three years [member]
Disclosure of detailed information about hedges [line items]
Consolidated statement of income – Income (expense)	S/ (20,332)	S/ (19,375)